Average Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Technology Portfolio	Apr. 30, 2025
VIP Technology Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	35.49%
Past 5 years	23.72%
Past 10 years	21.83%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1525
Average Annual Return:
Past 1 year	29.38%
Past 5 years	21.55%
Past 10 years	20.54%